Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income (in millions) ($)	Retention Plan Adjusted EBITDA (in millions) ($)(3)
2024	84,141,574	77,437,778	12,441,082	11,221,805	27	142	162.2	850.6
2023	48,989,446	49,062,102	8,916,411	8,938,988	32	117	235.0	944.4
2022	57,264,194	12,921,146	13,435,858	8,510,658	32	81	275.3	919.0
2021	63,123,469	12,303,805	9,212,036	5,056,043	64	120	308.5	982.7

Company Selected Measure Name	Retention Plan Adjusted EBITDA
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Robert Antokol	Craig Abrahams, Michael Cohen, Nir Korczak and Ariel Sandler
2023	Robert Antokol	Craig Abrahams, Ofer Kinberg, Shlomi Aizenberg and Michael Cohen
2022	Robert Antokol	Craig Abrahams, Ofer Kinberg, Shlomi Aizenberg and Michael Cohen
2021	Robert Antokol	Craig Abrahams, Ofer Kinberg, Shlomi Aizenberg and Michael Cohen

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the RDG Technology Composite Index (the “Peer Group”), which is the industry/line-of-business index included in the Stock Performance Graph contained in our Annual Report provided to stockholders for the year ended December 31, 2024.
PEO Total Compensation Amount	$ 84,141,574	$ 48,989,446	$ 57,264,194	$ 63,123,469
PEO Actually Paid Compensation Amount	$ 77,437,778	49,062,102	12,921,146	12,303,805
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022		2023		2024
Adjustments(a)	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$—	$—	$(12,689,192)	$(5,633,149)	$—	$—	$(38,179,397)	$(6,733,854)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—	6,900,002	5,190,409	—	—	36,569,999	6,449,997
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(38,114,748)	(3,589,958)	(25,702,572)	—	435,080	90,532	(721,623)	(353,505)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(12,704,916)	(566,035)	(12,851,286)	(21,330)	483,070	238,541	(2,605,423)	(103,307)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	(4,461,130)	(845,494)	(306,496)	(1,767,352)	(478,608)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	$(50,819,664)	$(4,155,993)	$(44,343,048)	$(4,925,200)	$72,656	$22,577	$(6,703,796)	$(1,219,277)

(a)    Fair value or change in fair value, as applicable, of equity awards in the “Adjustments” was determined by reference to (i) for stock options, a Black-Scholes value as of the applicable year-end or vesting dates, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price, an expected life set equal to the midpoint of the applicable revaluation date and the ten year contractual life of the option, volatility and risk free rates determined as of the revaluation date, and an expected dividend yield based on our dividend yield methodology used for valuing stock options generally; and (ii) for 2022 PSUs and RSUs granted prior to 2024, value as of the applicable year-end is determined based on the close price for our stock on the last business day of the calendar year; (iii) for 2024 Adjusted EBITDA PSUs, 2024 Annual Revenue Growth Rate PSUs and RSUs granted in 2024, a Black-Scholes value as of December 31, 2024; and (iv) for 2024 TSR PSUs, a Monte Carlo value as of December 31, 2024. For additional information about the assumptions used to value our stock and option awards, please see Note 13 of the Notes to Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 27, 2025, and our Annual Report on Form 10-K for prior years.

Non-PEO NEO Average Total Compensation Amount	$ 12,441,082	8,916,411	13,435,858	9,212,036
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,221,805	8,938,988	8,510,658	5,056,043
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022		2023		2024
Adjustments(a)	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$—	$—	$(12,689,192)	$(5,633,149)	$—	$—	$(38,179,397)	$(6,733,854)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—	6,900,002	5,190,409	—	—	36,569,999	6,449,997
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(38,114,748)	(3,589,958)	(25,702,572)	—	435,080	90,532	(721,623)	(353,505)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(12,704,916)	(566,035)	(12,851,286)	(21,330)	483,070	238,541	(2,605,423)	(103,307)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	(4,461,130)	(845,494)	(306,496)	(1,767,352)	(478,608)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	$(50,819,664)	$(4,155,993)	$(44,343,048)	$(4,925,200)	$72,656	$22,577	$(6,703,796)	$(1,219,277)

(a)    Fair value or change in fair value, as applicable, of equity awards in the “Adjustments” was determined by reference to (i) for stock options, a Black-Scholes value as of the applicable year-end or vesting dates, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price, an expected life set equal to the midpoint of the applicable revaluation date and the ten year contractual life of the option, volatility and risk free rates determined as of the revaluation date, and an expected dividend yield based on our dividend yield methodology used for valuing stock options generally; and (ii) for 2022 PSUs and RSUs granted prior to 2024, value as of the applicable year-end is determined based on the close price for our stock on the last business day of the calendar year; (iii) for 2024 Adjusted EBITDA PSUs, 2024 Annual Revenue Growth Rate PSUs and RSUs granted in 2024, a Black-Scholes value as of December 31, 2024; and (iv) for 2024 TSR PSUs, a Monte Carlo value as of December 31, 2024. For additional information about the assumptions used to value our stock and option awards, please see Note 13 of the Notes to Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 27, 2025, and our Annual Report on Form 10-K for prior years.

Compensation Actually Paid vs. Total Shareholder Return
Narrative Disclosure to Pay Versus Performance Table

Relationship Between Financial Performance Measures

The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Retention Plan Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021 2022, 2023 and 2024.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income
Narrative Disclosure to Pay Versus Performance Table

Relationship Between Financial Performance Measures

The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Retention Plan Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021 2022, 2023 and 2024.

Compensation Actually Paid vs. Company Selected Measure
Narrative Disclosure to Pay Versus Performance Table

Relationship Between Financial Performance Measures

The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Retention Plan Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021 2022, 2023 and 2024.

Total Shareholder Return Vs Peer Group
Narrative Disclosure to Pay Versus Performance Table

Relationship Between Financial Performance Measures

The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Retention Plan Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021 2022, 2023 and 2024.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List, Table	•Retention Plan Adjusted EBITDA; •Adjusted EBITDA; and •Revenue.
Total Shareholder Return Amount	$ 27	32	32	64
Peer Group Total Shareholder Return Amount	142	117	81	120
Net Income (Loss)	$ 162,200,000	$ 235,000,000.0	$ 275,300,000	$ 308,500,000
Company Selected Measure Amount	850,600,000	944,400,000	919,000,000.0	982,700,000
PEO Name	Robert Antokol
Share-Based Compensation Arrangement, Options, Contractual Life	10 years
Measure:: 1
Pay vs Performance Disclosure
Name	Retention Plan Adjusted EBITDA
Non-GAAP Measure Description	Retention Plan Adjusted EBITDA is a non-GAAP measure. “Retention Plan Adjusted EBITDA” means the Adjusted EBITDA of our company and its subsidiaries for the applicable calendar year, increased by the payments in respect of awards under the Retention Plan for the applicable year, the amount of retention awards to key individuals associated with acquired companies and certain other adjustments. For a reconciliation of Retention Plan Adjusted EBITDA and Adjusted EBITDA to net income, please see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,703,796)	$ 72,656	$ (44,343,048)	$ (50,819,664)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,179,397)	0	(12,689,192)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,569,999	0	6,900,002	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(721,623)	435,080	(25,702,572)	(38,114,748)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,605,423)	483,070	(12,851,286)	(12,704,916)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,767,352)	(845,494)	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Fair Value of Options/SARS Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,219,277)	22,577	(4,925,200)	(4,155,993)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,733,854)	0	(5,633,149)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,449,997	0	5,190,409	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(353,505)	90,532	0	(3,589,958)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,307)	238,541	(21,330)	(566,035)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(478,608)	(306,496)	(4,461,130)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Fair Value of Options/SARS Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0